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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-CSR

                  CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

                 Investment Company Act file number 811-07471


          -----------------------------------------------------------




Matthew 25 Fund, Inc.
(Exact name of registrant as specified in charter)




607 West Avenue
Jenkintown, PA  19046
(Address of principal executive offices)




Mark Mulholland
607 West Avenue
Jenkintown, PA  19046
(Name and address of agent for service)




Registrant's telephone number, including area code: (215) 884-4458


Date of fiscal year end: December 31

Date of reporting period: June 30, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.




Item 1.  Reports to Stockholders.





MATTHEW 25 FUND, INC


SEMI-ANNUAL REPORT

June 30, 2005

(unaudited)







Matthew 25 Fund, Inc.
607 West Avenue
Jenkintown, PA  19046
1-888-M25-FUND

Fund Symbol: MXXVX
Website: www.matthew25fund.com







This report is provided for the general information of Matthew 25 Fund shareholders. It is not authorized for distribution unless preceded or accompanied by an effective prospectus, which contains more complete information about the Fund. Please read it carefully before you invest.



Dear Matthew 25 Fund Shareholders,

        Our Fund was up 0.64% for the first six months of 2005. From its inception on 10/16/95 through 6/30/05 our Fund has gained 291.95%. This is a compounded annual growth rate of 15.08%.

        Thank you and congratulations to our investors and investment advisors who stayed the course when our Fund was down during the first half of the year. We lost some shareholders during this decline; they sold when they should have bought. In their defense, some of these sellers were likely influenced by Momentum Investing that is so widely practiced today. This is a valid technique for trading but has some pitfalls for long-term value and growth investors. In fact, I believe Value Investing and Momentum Investing will sometimes operate inversely to each other. For example, in momentum investing when a stock falls by a predetermined threshold, such as 15%, then one would automatically sell. At the same moment, a value investor may be delighted to buy this same stock at the cheaper price.

        This automatic sale technique appeals to many people who still think they are long-term investors, because the logic is to take small losses and try to keep large gains. At this point, I would like to paraphrase an anecdote from Warren Buffett about this technique. He equates this system to a couple who buy a house for $200,000 and on settlement day they instruct their realtor that if anyone ever offers $170,000 for their home, then sell it to that buyer. The reason this analogy seems absurd is because people usually have a reasonable idea of the value of their home. However, when buying stocks people usually know the price but have not tried to determine the stock's fair value. Price is what you pay; value is what you purchase. The shareholders who sold during the downturn gave up more value than they received in cash. At our Fund's current price, our portfolio offers solid value.

        A fair question that you may be thinking is why was our Fund and the overall market so weak during the first half of this year if there are good values available? In order to answer this I need to give you one of my favorite quotes about market cycles. This came from Bill Miller (Legg Mason Value Trust) quoting John Templeton (Templeton Funds):

        "Bull Markets are born on PESSIMISM; grow on SKEPTICISM; mature on OPTIMISM, and die on EUPHORIA." (Reuters News 12/11/03)

So the answer to the question is that we are still in the skepticism stage. I believe that March of 2003 was the birth of the bull market. Calendar years of 2003 and 2004 were definitely in the skepticism stage. I was hopeful that 2005 would be our first year in the optimism stage but so far it is not. The good news is that the optimism stage will come, and remember that we can still make money in skepticism years, for our Matthew 25 Fund returned 32% in 2003 and 20% in 2004. It's just that appreciation comes a bit easier in the later stages of a cycle. If you need a current example of an investment class that is surely in either the optimism or euphoria stage, just look at the real estate market.

        Earlier in this letter I stated that our portfolio offers solid value. What follows are valuations for four of our core holdings. These investments I classify as Value & Growth Stocks. My valuations use Wall Street data and estimates except for Federal Agricultural Mortgage Corporation. Currently no other analyst follows this stock, therefore I have used my own estimates. Please remember that these are my return calculations based on public information and my research, and as you know, this information may change over time.


    Earnings Growth Valuation


Federal Agricultural Mortgage Corp. (AGM)
	2004 EPS	                $2.11
	Estimated Growth Rates 3-5 yrs.	10.00%
	EPS est. in 2008	        $3.09
	Projected PE Ratio	        16.5
	Projected Price 2008	       $50.99
	Dividend 	                $0.40
	6/30/05 price 	               $22.05
	Projected Annual Rate of Return	27.89%

Black & Decker Corp. (BDK)
	2004 EPS	                $5.38
	Estimated Growth Rates 3-5 yrs.	10.00%
	EPS est. in 2008	        $7.88
	Projected PE Ratio	        16.5
	Projected Price 2008	      $130.02
	Dividend 	                $1.12
	6/30/05 price 	               $89.85
	Projected Annual Rate of Return	12.00%

MBIA Inc. (MBI)
	2004 EPS	                $5.25
	Estimated Growth Rates 3-5 yrs.	12.50%
	EPS est. in 2008	        $8.41
	Projected PE Ratio	        17.0
	Projected Price 2008	      $142.97
	Dividend 	                $1.12
	6/30/05 price 	               $59.31
	Projected Annual Rate of Return	29.40%



Polaris Industries Inc. (PII)
	2004 EPS	                $3.04
	Estimated Growth Rates 3-5 yrs.	13.00%
	EPS est. in 2008	        $4.96
	Projected PE Ratio	        17.5
	Projected Price 2008	       $86.80
	Dividend 	                $1.12
	6/30/05 price 	               $54.00
	Projected Annual Rate of Return	15.89%



        Hopefully, this letter helps you better understand our Fund's long-term investment methodology. Please look closely at our Fund's Financial Statements, and if you have any questions, then feel free to call or write me. As always, thank you for allowing us to work for you.


							Sincerely,




							Mark Mulholland
							President







Except for any historical information, the matters discussed in this letter contain forward-looking statements within the meaning of Section 27A of the Securities Act of 1933 and Section 21E of the Securities Exchange Act of 1934. These forward-looking statements involve risks and uncertainties, including activities, events or developments that the Advisor expects, believes or anticipates will or may occur in the future. A number of factors could cause actual results to differ from those indicated in the forward-looking statements. Such statements are subject to a number of assumptions, risks and uncertainties. Readers are cautioned that such statements are not guarantees of future performance and that actual results may differ materially from those set forth in the forward-looking statements. The Advisor undertakes no obligation to publicly update or revise forward-looking statements whether as a result of new information or otherwise.


MATTHEW 25 FUND, INC.
PERFORMANCE SUMMARY

The graph below represents the changes in value for an initial $10,000 investment in the Matthew 25 Fund from its inception, October 16, 1995 to years ending 1995 through 2004 and the six months ended 6/30/05. These changes are then compared to a $10,000 investment in the Value Line Index, which is an index comprised of 1,665 stocks, for the same period. The Fund's returns include the reinvestment of all dividends, but do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemptions of fund shares. Past performance is not predictive of future performance. Investment return and principal value will fluctuate, so that your shares, when redeemed, may be worth more or less than the original cost.



(GRAPHIC OMITTED)



Date:                Value Line Index          Matthew 25 Fund

Inception
10/16/95             $10,000                   $10,000

Year ended
12/31/95              10,287                    10,320

Year ended
12/31/96              12,322                    12,248

Year ended
12/31/97              15,827                    17,104

Year ended
12/31/98              16,748                    21,539

Year ended
12/31/99              18,517                    21,772

Year ended
12/31/00              20,304                    22,560

Year ended
12/31/01              22,513                    24,972

Year ended
12/31/02              18,661                    24,554

Year ended
12/31/03              27,628                    32,441

Year ended
12/31/04              32,418                    38,946

6 Mo. Ended
6/30/05               32,347                    39,195


Return:                Value Line Index          Matthew 25 Fund

76
Days
12/31/1995              2.87%                     3.20%

Annual
Return
12/31/1996             19.78%                    18.68%

Annual
Return
12/31/1997             28.45%                    39.65%

Annual
Return
12/31/1998              5.82%                    25.93%

Annual
Return
12/31/1999             10.56%                     1.08%

Annual
Return
12/31/2000              9.65%                     3.62%

Annual
Return
12/31/2001             10.88%                    10.69%

Annual
Return
12/31/2002            (17.11)%                   (1.67)%

Annual
Return
12/31/2003             48.05%                     32.12%


Annual
Return
12/31/2004             17.34%                     20.05%


Six Months
6/30/05                (0.22)%                     0.64%



Matthew 25 Fund

One Year
6/30/04-6/30/05 = 18.88%

Three Year
6/30/02-6/30/05 = 16.77%

Five Year
6/30/00 - 6/30/05 = 13.07%

Since Inception
10/16/95-6/30/05 = 15.08%




MATTHEW 25 FUND, INC.
TOP TEN HOLDINGS & ASSET ALLOCATION
JUNE 30, 2005



Top Ten Holdings
(% of Net Assets)

Polaris Industries, Inc.                16.48%
Federal Agricultural Mortgage Corp.	16.41%
MBIA, Inc.                              11.59%
Boykin Lodging                           7.02%
Ameritrade Clearing, Inc.                6.37%
Advanta Corporation                      5.83%
AC Moore, Inc.                           5.79%
Black & Decker, Inc.                     5.65%
El Paso Corporation                      5.02%
First Data Corp.                         4.84%

                                        ------
                                        85.00%


Asset Allocation
(% of Net Assets)


Miscellaneous Transportation Equipment          16.48%
Federal & Federally Sponsored Credit Agencies	16.41%
Surety Insurance                                11.59%
Real Estate Investment Trust                     7.02%
Security Brokers, Dealers & Flotation            6.37%
Personal Credit Institution                      5.83%
Miscellaneous Shopping Goods Stores              5.79%
Metalworking Machinery & Equipment               5.65%
Savings Institution                              5.06%
Gas Production & Distribution                    5.02%
Finance Services                                 4.84%
Fire, Marine & Casualty Insurance                4.30%
Electric Utility                                 2.88%
Water Transportation                             1.77%
Motorcycles, Bicycles & Parts                    0.69%
Short-Term Investment (Money Market Fund)        0.26%
Other Assets less Liabilities                    0.04%
                                               --------
                                               100.00%


MATTHEW 25 FUND, INC.
EXPENSE EXAMPLE
JUNE 30, 2005

As a shareholder of the Fund, you incur two types of costs: (1) direct costs, such as IRA fees and (2) indirect costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period of January 1, 2005 to June 30, 2005.

Actual Expenses
The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. IRAs with less than $5,000 may be charged $14 annually for IRA Custodian Fees at the discretion of the Fund's Management or Directors. This $14 fee is not reflected in the table below.

Hypothetical Example for Comparison Purposes
The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expenses ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any direct costs, such as IRA fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if IRA fees were included your costs would be higher.
                                                         Expenses Paid
                 Beginning       Ending                  During Period*
                 Account Value   Account Value           January 1, 2005 to
                 January 1, 2005 June 30, 2005           June 30, 2005
                 -------------   ------------------      ------------------
Actual           $1,000.00       $1,006.40               $5.92
Hypothetical
  (5% return before expenses)
                 $1,000.00       $1,018.94               $5.91

* Expenses are equal to the Fund's annualized expense ratio of 1.18%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES
JUNE 30, 2005
(unaudited)

                              Number of Shares  Historical Cost     Value
COMMON STOCKS  --  96.82%

FEDERAL & FEDERALLY SPONSORED
CREDIT AGENCY  --  16.41%
  Federal Agricultural
  Mortgage Corp.              712,500             16,758,706          15,710,625
Federal Agricultural
  Mortgage Corp. Cl.A          12,200                173,131             200,080
					          -----------         ----------
                                                  16,931,837          15,910,705
                                                  -----------         ----------
FINANCE SERVICES  --  4.84%
  First Data Corp.            117,000              4,286,472           4,696,380

FIRE, MARINE & CASUALTY INSURANCE  --  4.30%
  Berkshire Hathaway,
  Class A *                        50              3,234,976           4,175,000

GAS PRODUCTION & DISTRIBUTION  --  5.02%
  El Paso Corporation         422,500              3,019,234           4,867,200

METALWORKING MACHINERY & EQUIPMENT  --  5.65%
  Black & Decker, Inc.         61,000              2,421,589           5,480,850

MISC. SHOPPING GOODS STORE  --  5.79%
  AC Moore, Inc.*             177,500              3,647,196           5,610,775

MISC. TRANSPORTATION EQUIPMENT  --  16.48%
  Polaris Industries, Inc.    296,000              7,327,689          15,984,000

MOTORCYCLES, BICYCLES, & PARTS  --  0.69%
  Harley Davidson, Inc.        13,500                638,116             669,600

PERSONAL CREDIT INSTITUTION  --  5.83%
  Advanta Corporation,
  Class A                     218,300              2,089,929           5,651,787

REAL ESTATE INVESTMENT TRUST  --  7.02%
  Boykin Lodging *            508,300              4,352,294           6,811,220




The accompanying notes are an integral part of these financial statements.






MATTHEW 25 FUND, INC.
SCHEDULE OF INVESTMENTS IN SECURITIES (CONTINUED)
JUNE 30, 2005
(unaudited)


                                Number of Shares   Historical Cost       Value


SAVINGS INSTITUTION  --  5.06%
  Abington Community Bancorp  107,500               1,250,923          1,330,850
  Ocean Shore Holding Co. *   125,000               1,333,363          1,337,500
  Willow Grove Bancorp, Inc.  152,500                 689,243          2,235,650
                                                    ---------          ---------
                                                    3,273,529          4,904,000
                                                    ---------          ---------

SECURITY BROKERS, DEALERS & FLOTATION  --  6.37%
  Ameritrade Clearing, Inc.*  332,000               3,779,762          6,178,520

SURETY INSURANCE  --  11.59%
  MBIA, Inc.                  189,500               8,701,953         11,239,245

WATER TRANSPORTATION  --  1.77%
  Alexander & Baldwin          37,000                 813,331          1,714,950
                                                   ----------         ----------

TOTAL COMMON STOCKS                                64,517,907         93,894,232

PREFERRED STOCKS  --  2.88%
ELECTRIC UTILITIES  --  2.88%
  Pacific G&E Corp.
  6% Preferred                104,000               1,808,257          2,792,400

                                                    ---------         ----------
TOTAL PREFERRED STOCKS                              1,808,257          2,792,400

SHORT-TERM INVESTMENTS  --  0.26%
  Dreyfus Treasury Prime
  Fund Class B                248,868                 248,868           248,868
                                                    ---------          ---------


TOTAL INVESTMENTS  --  99.96%                   $  66,575,032         96,935,500
 Other Assets Less Liabilities  -- 0.04%           ==========             42,320
NET ASSETS  100.00%                                                 ------------
                                                                    $ 96,977,820
                                                                    ============


*Non-income producing security during the period.



The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
STATEMENT OF ASSETS AND LIABILITIES
JUNE 30, 2005
(unaudited)



ASSETS
 Investments in securities at value (cost $66,326,164)	$	96,935,500
 Cash                                                               58,367
 Receivables:
   Fund shares sold                                                 71,996
   Dividends                                                        76,980
                                                                ----------
       TOTAL ASSETS                                             97,142,843
                                                                ----------

LIABILITIES
Payable for securities purchased                                   150,152
Accrued expenses                                                    14,871

                                                                ----------
       TOTAL LIABILITIES                                           165,023
                                                                ----------

NET ASSETS: (Equivalent to $17.33 per share based on          $ 96,977,820
5,597,193 shares of capital stock outstanding 100,000,000     ============
shares authorized, $0.01 par value)


COMPOSITION OF NET ASSETS

 Shares of common stock                                      $     55,972
 Additional paid-in capital                                    64,653,169
 Net unrealized appreciation of investments                    30,360,468
 Undistributed net investment income                              182,714
 Undistributed net realized gain on investments                 1,725,497

                                                               ----------
NET ASSETS                                                   $ 96,977,820




The accompanying notes are an integral part of these financial statements.



MATTHEW  25  FUND, INC.
STATEMENT   OF   OPERATIONS
FOR THE SIX MONTHS ENDED JUNE 30, 2005
(unaudited)

INVESTMENT INCOME:
 Dividends                                        $          717,152
 Interest                                                      3,213
                                                           ---------
         TOTAL INVESTMENT INCOME                             720,365



EXPENSES:
 Investment advisory fee (Note 2)                            448,043
 Registration and compliance                                  15,287
 Insurance                                                    13,548
 Office expense                                               10,767
 Postage and printing                                          9,341
 Custodian fees                                                8,640
 Shareholder reporting                                         7,714
 Audit                                                         7,009
 State and local taxes                                         4,290
 Software                                                      3,953
 Bank fees                                                     3,582
 IRA expense                                                   2,189
 Telephone                                                     1,989
 Legal fees                                                    1,035
 Directors' fees and expenses                                    264
                                                           --------
          TOTAL EXPENSES                                     537,651
                                                            --------
          NET INVESTMENT INCOME                              182,714

                                                            --------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS (Note 6)
  Net realized gain on investments                         1,725,497
  Net change in unrealized appreciation of investments    (1,159,968
  Net realized and unrealized gain on investments            565,529
                                                          ----------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    $    748,243
                                                        ============



The accompanying notes are an integral part of these financial statements.


MATTHEW 25 FUND, INC.
STATEMENT OF CHANGES IN NET ASSETS



                                               (unaudited)
                                            Six Months Ended	  Year Ended
                                              June 30, 2005       Dec. 31, 2004
                                              ------------        -------------
INCREASE IN NET ASSETS FROM OPERATIONS:
 Net Investment income                       $    182,714        $     695,594
 Net realized gain on investments               1,725,497            1,635,057
 Net change in unrealized appreciation
    on investments                             (1,159,968)          11,705,936


NET INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS:                        748,243           14,036,587


DISTRIBUTIONS TO SHAREHOLDERS                       -               (2,330,651)


CAPITAL SHARE TRANSACTIONS (Note 4)             4,218,398           20,303,769
                                               -----------          ----------

TOTAL INCREASE                                  4,966,641           32,009,705

NET ASSETS, BEGINNING OF PERIOD                92,011,179           60,001,474
                                               -----------          ----------

NET ASSETS, END OF PERIOD                   $  96,977,820        $  92,011,179
                                              ==============       =============





The accompanying notes are an integral part of these financial statements.




MATTHEW 25 FUND, INC.
FINANCIAL HIGHLIGHTS AND RELATED RATIOS / SUPPLEMENTAL DATA
For a Share Outstanding Throughout the Period Ending:


                         (unaudited)
                         6 mo.ended           Y E A R   E N D E D
                       6/30/05  12/31/04  12/31/03  12/31/02  12/31/01  12/31/00

Net asset value,
  Beginning of period.. $17.22    $14.72    $11.68    $11.97    $10.90    $10.55
                        ________________________________________________________
Income from investment
  operations
  Net investment income
  (loss)................  0.03     0.13      0.00      0.09      0.00     (0.01)

Net gains (loss) on
  investments both
  realized and unrealized 0.08     2.82      3.74     (0.29)     1.17      0.39

Total from investment
  operations............. 0.11     2.95      3.74     (0.20)     1.17      0.38
                       ---------------------------------------------------------
Less distributions......  0.00    (0.45)    (0.69)    (0.09)    (0.10)    (0.03)
Return of capital
  distribution..........  0.00     0.00     (0.01)     0.00      0.00      0.00
                          ----     ----     ------     ----      ----      ----
  Total distributions..   0.00    (0.45)     (0.70)    (0.09)    (0.10)   (0.03)
                       ---------------------------------------------------------
Net asset value,
  End of period........ $17.33   $17.22     $14.72    $11.68    $11.97    $10.90
                       --------------------------------------------------------
Total Return..........   0.64%    20.05%    32.12%    (1.67)%   10.69%    3.62%

Net assets, end of period
  (000's omitted)......$96,978  $92,011    $60,001   $41,899   $35,621   $27,050

Ratio of expenses, to average
  net assets...........   1.18%*    1.19%     1.23%     1.24%     1.23%    1.22%

Ratio of net investment income, to
  average assets........  0.40%*    1.00%    (0.01)%    0.85%     0.04%  (0.07)%

Portfolio turnover rate. 11.45%    12.46%    23.52%    38.68%    26.42%   30.80%



*Annualized


The accompanying notes are an integral part of these financial statements.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS
JUNE 30, 2005
(unaudited)



NOTE 1 - Summary of Significant Accounting Policies
Nature of Operations
Matthew 25 Fund, Inc. ("the Fund") was incorporated on August 28, 1995 in Pennsylvania and commenced operations on October 16, 1995. The Fund is registered as an open-end, non-diversified management investment company under the Investment Company Act of 1940, and its shares are registered under the Securities Act of 1933. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in The United States of America.

Security Valuations
Equity securities are valued by using market quotations. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. When market quotations are not readily available, or when the Advisor determines that the market quotation does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities may be valued as determined in good faith by the Board of Directors. The Board has adopted guidelines for good faith pricing, and has delegated to the Advisor the responsibility for determining fair value prices, subject to review by the Board of Directors.

Federal Income Taxes
The Fund's policy is to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.

Distributions to Shareholders
The Fund intends to distribute to its shareholders substantially all of its net investment income, if any, and net realized capital gains, if any, at year end.

Other
The Fund follows industry practice and records security transactions on the trade date. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Estimates
The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2005
(unaudited)

NOTE 2 - Investment Advisory Agreement and Other Related Transactions
The Fund has an investment advisory agreement with The Matthew 25 Management Corporation, (The Advisor) whereby The Advisor receives a fee of 1% per year on the net assets of the Fund. All fees are computed on the average daily closing net asset value of the Fund and are payable monthly. The Advisor has agreed to decrease the investment advisory fee or, if necessary, to reimburse the Fund if and to the extent that the Fund's aggregate annual operating expenses exceed 2.0% of the first $10,000,000 and 1.5% of the next $20,000,000.

The management fee for the first six months of 2005, as computed pursuant to the investment advisory agreement, totaled $448,043.

Mr. Mark Mulholland is the sole director and officer of The Advisor and is also the President of the Fund. In addition, Mr. Mulholland is a broker at Boenning & Scattergood Inc. During the six months ended June 30, 2005, the Fund paid brokerage commissions of $150 to Boenning & Scattergood Inc. of which Mr. Mulholland received compensation totaling $0. Boenning & Scattergood Inc. is not otherwise associated with Matthew 25 Fund, Inc. or The Advisor and is not responsible for any of the investment advice rendered to the Fund by The Advisor or Mr. Mulholland.

NOTE 3 - Investments
For the six months ended June 30, 2005, purchases and sales of investment securities other than short-term investments aggregated $16,011,955 and $10,317,148 respectively. At June 30, 2005, the gross unrealized appreciation for all securities totaled $31,408,549 and the gross unrealized depreciation for all securities totaled $1,048,081 or a net unrealized appreciation of $30,360,468. The aggregate cost of securities for federal income tax purposes at June 30, 2005 was $66,651,728, including short-term investments.

NOTE 4 - Capital Share Transactions
As of June 30, 2005 there were 100,000,000 shares of $.01 per value capital stock authorized. The total par value and paid-in capital totaled $64,709,141. Transactions in capital stock were as follows for the years ended:

                     Six Months Ended                   Year Ended
                     June 30, 2005                   December 31, 2004

                     Shares      Amount          Shares             Amount
Shares sold         770,454   $ 12,576,685      1,489,112       $  23,399,607
Shares issued in
  reinvestment of
  dividends           -             -             131,915           2,276,856
Shares redeemed    (516,052)    (8,358,287)      (353,285)         (5,372,694)
                ---------------------------------------------------------------
Net Increase        254,402   $  4,218,398      1,267,742       $  20,303,769



MATTHEW 25 FUND, INC.
NOTES TO FINANCIAL STATEMENTS (Continued)
JUNE 30, 2005
(unaudited)

NOTE 5 - Federal Income Taxes
Income and long-term capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States. As of June 30, 2005, the components of distributable earnings on a tax basis were as follows:

      Undistributed ordinary income          $    182,714
      Undistributed long-term capital gain   $  1,725,497
      Unrealized appreciation                $ 30,360,468

The tax character of distributions paid during the years ended December 31, 2004 and 2003 are as follows:

                                         2004                  2003
      Ordinary income                 $    695,594       $          0
      Long-term capital gain          $  1,635,057       $  2,695,051
      Return of capital distribution  $          0       $     45,052

Reclassification: In accordance with SOP 93-2, the Fund has recorded a reclassification in the capital accounts. As of December 31, 2003, the Fund recorded permanent book/tax differences of $848 from net investment loss to Paid-in capital. This reclassification has no impact on the net asset value of the Fund and is designed generally to present undistributed income and net realized gains on a tax basis, which is considered to be more informative to shareholders.


NOTE 6 - Lease Commitments
The Fund leases office space under a lease that expires February of 2007. Rent expense was $5,923 for the six months ended June 30, 2005. Minimum lease payments over the course of the term of the lease are as follows:

        2005    $  11,965
        2006    $  11,965
        2007    $   1,994



ADDITIONAL INFORMATION

PROXY VOTING GUIDELINES
Matthew 25 Management Corp., the Fund's Advisor, is responsible for exercising the voting rights associated with the securities held by the Fund. A description of the policies and procedures used by the Advisor in fulfilling this responsibility is available without charge, upon request, by calling 1-888-M25-FUND.

QUARTERLY FILING OF PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.




B O A R D    O F   D I R E C T O R S   I N F O R M A T I O N
Matthew 25 Fund
June 30, 2005

The business and affairs of the Fund are managed under the direction of the Fund's Board of Directors. Information pertaining to the Directors of the
Fund are set forth below. The Fund's SAI includes additional infromation about the Fund's Directors, and is available without charge, by calling 1-888-M25-FUND. Each director may be contacted by writing to the director
c/o Matthew 25 Fund, 607 West Avenue, Jenkintown, PA  19046

INDEPENDENT DIRECTORS


Name/Age
Position with Fund    Term of Office and    Principle Occupation   Other
                      Length of Time Served During Last Five Years Directorships
--------------------------------------------------------------------------------
Philip J. Cinelli,D.O.
Age 45                1 year with election
Director              held annually         Physician in            Not a
                                            Family Practice         director for
                                                                    any other
                      He has been a Director                        public
                      since 7/8/1996                                companies




Samuel B. Clement
Age 47
Director              1 year with election
                      held annually         Stockbroker with        Not a
                                            Securities of America   director for
                      He has been a Director                        any other
                      since 7/8/1996                                public
                                                                    companies


Linda Guendelsberger
Age 45
Director              1 year with election
Secretary of Fund     held annually         CPA and Partner with    Not a
                                            Fishbein & Co.          director for
                      She has been a Director                       any other
                      since 7/8/1996                                public
                                                                    companies


Scott Satell
Age 41
Director              1 year with election
                      held annually          Manufacturer's         Not a
                                             Representative         director for
                      He has been a Director with BPI Ltd.          any other
                      since 7/8/1996                                public
                                                                    companies

INTERESTED DIRECTORS

Steven D. Buck, Esq.
Age 45
Director              1 year with election
                      held annually           Attorney and          Not a
                                              Shareholder           director for
                      He has been a Director  with Stevens          any other
                      since 7/8/1996          & Lee                 public
                                                                    companies

Mark Mulholland
Age 45
Director              1 year with election
President of Fund     held annually           President of Matthew  Not a
                                              25 Fund               director for
                      He has been a Director                        any other
                      since 7/8/1996          President of Matthew  public
                                              25 Management Corp.   companies

                                              Stockbroker with
                                              Boenning & Scattergood


Mr. Buck and Mr. Mulholland are Directors of the Fund and are considered "interested persons" as defined by the Investment Company Act of 1940. Mr. Mulholland is an interested person insofar as he is President and owner of the Fund's Investment Adviser. Mr. Buck is not an independent director as long as he or his law firm provides legal advice to the Fund for compensation. Additionally, Mr. Buck's sister Lesley Buck, is the Operations Officer of Matthew 25 Management Corp.



ITEM 2.  CODE OF ETHICS.

The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. The registrant has not made any amendments to its code of ethics during the covered period. The registrant has not granted any waivers from any provisions of the code of ethics during the covered period.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The Registrant's entire Board of Directors acts as the audit committee. The Board of Directors has determined that the Registrant has at least two financial experts serving on its Board.

Mr. Mark Mulholland and Ms. Linda Guendelsberger are the Board's financial experts. Mr. Mulholland is an "interested" director, and Ms. Guendelsberger is an "independent" director.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The registrant has engaged its principal accountant to perform audit services. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

                         12/31/2004       12/31/2003

Audit Fees             $ 12,013          $ 8,517
Audit-Related Fees     $      0          $     0
Tax Fees               $      0          $     0
All Other Fees         $      0          $     0


Each year, the registrant's Board of Directors recommend a principal accountant to perform audit services for the registrant. At the registrant's Annual Meeting, the shareholders vote to approve or disapprove the principal accountant recommended by the Board.


ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to open-end investment companies.


ITEM 6.  SCHEDULE OF INVESTMENTS

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable to open-end investment companies.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to open-end investment companies.


ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.


ITEM 11.  CONTROLS AND PROCEDURES.

a) The registrant's president and chief financial officer has concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12.  EXHIBITS.

(a)(1) Code of Ethics - filed with Form N-CSR on March 10, 2004 is hereby incorporated by reference.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.





SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Matthew 25 Fund

By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 8/15/05




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Mark Mulholland

     Mark Mulholland

     President, Chief Financial Officer

Date 8/15/05